Schedule of Investments
February 28, 2023 (unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)		Fair Value ($)(1)

Common Stocks - 96.89%

Agriculture Chemicals - 1.30%
The Mosaic Co. (2)				2,500		132,975

Aircraft - 2.75%
Boeing Co. (2)				1,400		282,170

Computer Communications Equipment - 0.99%
Cisco Systems, Inc. (2)				2,098		101,585

Computer Peripheral Equipment, Nec - 2.20%
Palo Alto Networks, Inc. (2)				1,200		226,044

Drawing and Insulating Nonferrous Wire - 1.65%
Corning, Inc.				5,000		169,750

Electromedical & Electrotherapeutic Apparatus - 1.89%
InMode Ltd. (2)				5,100		180,081
Tivic Health Systems, Inc. (2)				75,000		14,355

						194,436

Fabricated Plate Work (Boiler Shops) - 1.56%
Chart Industries, Inc. (2)				1,200		160,200

Fabricated Structural Metal Products - 0.79%
Proto Labs, Inc. (2)				2,600		81,744

Finance Services - 0.99%
Upstart Holdings, Inc. (2)				5,500		101,805

Gen Building Contractors - Residential Buildings - 1.32%
Lennar Corp. Class A				1,400		135,436

Instruments For Measuring & Testing of Electricity & Electric Signals - 1.30%
Aehr Test Systems (2)				4,000		133,400

Metal Mining - 1.24%
Cleveland-Cliffs, Inc. (2)				6,000		127,980

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.71%
U.S. Silica Holdings, Inc. (2)				6,000		72,840

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.70%
Atkore Inc. (2)				1,200		175,224

Miscellaneous Primary Metal Products - 0.52%
DMC Global, Inc. (2)				2,000		53,540

Motor Vehicles & Passenger Car Bodies - 6.60%
Tesla, Inc. (2)				3,300		678,843

Optical Instruments & Lenses - 1.84%
KLA Corp.				500		189,690

Operative Builders - 0.90%
D.R. Horton, Inc.				1,000		92,480

Printed Circuit Boards - 1.96%
Jabil, Inc.				1,400		116,242
Nano Dimension Ltd. ADR (2)				29,100		85,554

						201,796

Radio & TV Broadcasting & Communications Equipment - 1.68%
QUALCOMM, Inc. (2)				1,400		172,942

Real Estate - 0.47%
LuxUrban Hotels Inc. (2)				19,477		48,595

Real Estate Agents & Managers (For Others) - 0.44%
OpenDoor Technologies, Inc. Class A (2)				31,097		44,780

Retail Furniture Stores - 0.87%
RH (2)				300		89,709

Semiconductors & Related Devices - 15.13%
Advanced Micro Devices, Inc. (2)				800		62,864
Indie Semiconductor, Inc. Class A (2)				16,000		167,360
NVIDIA Corp.				2,800		650,048
ON Semiconductor Corp. (2)				2,800		216,748
Silicon Laboratories, Inc. (2)				1,000		178,530
SolarEdge Technologies, Inc. (Israel) (2)				650		206,648
Wolfspeed, Inc. (2)				1,000		73,980

						1,556,178

Services-Business Services - 3.13%
Alibaba Group Holding Limited ADR (2)				500		43,895
MercadoLibre, Inc. (Uruguay) (2)				150		183,000
Zillow Group, Inc. Class A (2)				2,300		95,105

						322,000

Services-Computer Processing & Data Preparation - 0.45%
RingCentral, Inc. Class A (2)				1,400		46,256

Services-Computer Programming Services - 2.42%
Zscaler, Inc. (2)				1,900		249,185

Services-Computer Programming, Data Processing, Etc. - 9.47%
Baidu, Inc. ADR (2)				800		110,152
Meta Platforms, Inc. Class A (2)				1,100		192,434
Trade Desk, Inc. Class A (2)				12,000		671,520

						974,106

Services-Equipment Rental & Leasing - 2.73%
United Rentals, Inc.				600		281,118

Services-Prepackaged Software - 13.44%
Alteryx, Inc. Class A (2)				989		64,591
Cloudflare, Inc. Class A (2)				3,200		192,032
Dynatrace, Inc. (2)				3,000		127,590
Fastly, Inc. Class A (2)				7,500		104,175
HubSpot, Inc. (2)				300		116,058
MicroStrategy, Inc. Class A (2)				600		157,362
MongoDB, Inc. Class A (2)				1,200		251,424
Roblox Corporation Class A (2)				2,000		73,280
Shopify, Inc. Class A (Canada) (2)				1,500		61,710
Snowflake, Inc. Class A (2)				600		92,628
UiPath, Inc. Class A (2)				9,508		141,099

						1,381,949

Special Industry Machinery - 1.20%
ASML Holding N.V. (Netherlands)				200		123,546

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.33%
Steel Dynamics, Inc.				1,900		239,609

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.22%
Carpenter Technology Corp.				2,600		125,658

Telephone & Telegraph Apparatus - 6.09%
Ciena Corp. (2)				13,000		626,860

Water Transportation - 2.16%
Norwegian Cruise Line Holdings Ltd. (2)				15,000		222,300

Wholesale-Machinery, Equipment & Supplies - 1.45%
AerSale Corp. (2)				7,500		148,950

Total Common Stock				(Cost $ 8,641,934)		9,965,679

Money Market Registered Investment Companies - 0.38%

Federated Government Obligations Fund Institutional Shares 4.40% (5)				38,965		38,965

Total Money Market Registered Investment Companies				(Cost $ 38,965)		38,965

Total Investments - 97.27%				(Cost $ 8,680,899)		10,004,644

Other Assets less Liabilities - 2.73%						280,673

Total Net Assets - 100.00%						10,285,317

Futures Contracts

						Value and
						Unrealized
	Long (Short)		Notional Value of			Appreciation
	Contracts	Expiration Date	Contracts ($)	Value		(Depreciation)($)**
Index Futures
E Mini Nasdaq 100 Futures	1	3/17/2023	222,922	241,445		18,523
HG Copper Future	1	5/26/2023	104,452	102,238		(2,215)

Total Futures Contracts	2		327,374	343,683		16,308

				(Cost $ 327,374)		16,308

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2023in valuing the Fund's assets carried at fair value:

				Investments in		Other Financial
Valuation Inputs				Securities		Instruments (9)
Level 1 - Quoted Prices				$10,004,644	$
Level 2 - Other Significant Observable Inputs						-
Level 3 - Significant Unobservable Inputs				-		-
Total				$10,004,644		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2023